Consolidated Statement of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Consolidated Statement of Comprehensive Income (Loss) [Abstract]
Net income (loss)	$ 25,906	$ (19,809)	$ 57,876
Other comprehensive (loss) income
Foreign currency translation adjustment	(2,232)	(1,642)	319
Pension liability adjustment, net of tax expense (benefit) of $635, $2,053, and ($2,528), respectively	1,597	2,954	(4,125)
Unrealized gain (loss) on available for sale securitites, net of tax expense (benefit) of $49, $13, and ($13), respectively	144	38	(39)
Total other comprehensive (loss) income	(491)	1,350	(3,845)
Comprehensive income (loss)	25,415	(18,459)	54,031
Comprehensive income attributable to noncontrolling interest	4,171	647	3,306
Comprehensive income (loss) attributable to Globe Specialty Metals, Inc.	$ 21,244	$ (19,106)	$ 50,725